Note 20 - Business Segment Information (Detail) - Selected Financial Information on the Company’s Business Segments (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income		$ 57,649,260	$ 54,144,856	$ 49,863,768
Net income attributable to QCR Holdings, Inc.	9,691,648	12,617,767	9,691,648	6,586,679
Total assets		2,093,730,492	1,966,610,054
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Goodwill		3,222,688	3,222,688
Quad City Bank and Trust [Member]
Total revenue		47,984,123	47,952,867	47,708,698
Net interest income		33,770,092	30,831,946	28,664,024
Net income attributable to QCR Holdings, Inc.		9,915,267	8,176,665	5,767,982
Total assets		1,177,294,502	1,113,435,783	1,025,699,414
Provision for loan/lease losses		1,527,767	2,735,014	2,457,618
Goodwill		3,222,688	3,222,688	3,222,688
Cedar Rapids Bank and Trust [Member]
Total revenue		26,697,921	28,406,789	29,221,682
Net interest income		15,717,038	15,856,555	15,568,717
Net income attributable to QCR Holdings, Inc.		5,786,446	5,154,769	3,565,637
Total assets		625,713,218	560,076,246	546,789,724
Provision for loan/lease losses		1,275,000	1,655,000	4,200,000
Rockford Bank and Trust [Member]
Total revenue		12,955,951	13,518,534	13,718,493
Net interest income		9,630,481	9,085,293	8,041,016
Net income attributable to QCR Holdings, Inc.		857,610	329,251	729,714
Total assets		313,824,607	294,382,640	271,378,714
Provision for loan/lease losses		1,568,000	2,226,000	806,000
Wealth Management [Member]
Total revenue		5,993,437	5,477,913	5,103,747
Net income attributable to QCR Holdings, Inc.		646,762	789,159	1,159,782
All Other [Member]
Total revenue		745,682	228,900	147,577
Net interest income		(1,468,351)	(1,628,938)	(2,409,989)
Net income attributable to QCR Holdings, Inc.		(4,577,566)	(4,733,869)	(4,581,870)
Total assets		14,906,904	14,826,484	11,622,441
Intersegment Elimination [Member]
Total revenue		(379,946)	(399,877)	(396,943)
Net income attributable to QCR Holdings, Inc.		(10,752)	(24,327)	(54,566)
Total assets		(38,008,739)	(16,111,099)	(18,855,077)
Consolidated [Member]
Total revenue		93,997,168	95,185,126	95,503,254
Net interest income		57,649,260	54,144,856	49,863,768
Net income attributable to QCR Holdings, Inc.		12,617,767	9,691,648	6,586,679
Total assets		2,093,730,492	1,966,610,054	1,836,635,216
Provision for loan/lease losses		4,370,767	6,616,014	7,463,618
Goodwill		$ 3,222,688	$ 3,222,688	$ 3,222,688